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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ________________
   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Genworth Financial Wealth Management, Inc.
Address: 2300 Contra Costa Blvd. #600
         Pleasant Hill CA 94523-3967

Form 13F File Number: 28-11546

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jessica R. Cataudella
Title:   Chief Compliance Officer
Phone:   925-521-2607

Signature, Place, and Date of Signing:

/s/ Jessica R. Cataudella    Pleasant Hill, California    February 6, 2012
---------------------------  ---------------------------  -----------------
       [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number           Name

28-11523                       Genworth Financial, Inc.